CONSOLIDATED STATEMENTS OF INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating expenses:
General and administrative	¥ (30,003)	$ (4,708)	¥ (17,606)		¥ (15,275)
Total operating expenses	(30,003)	(4,708)	(17,606)		(15,275)
Operating loss	(30,003)	(4,708)	(17,606)		(15,275)
Interest income	2	0	13		80
Gain on troubled debt restructuring	279,097	43,796	0		0
Net income/(loss)from continuing operations before income tax expense	249,096	39,088	(17,593)		(15,195)
Net income/(loss) from continuing operations	249,096	39,088	(17,593)		(15,195)
Net income/(loss) from discontinued operations, net of tax	(507,280)	(79,603)	(123,851)		159,755
Net income/(loss)	(258,184)	(40,515)	(141,444)		144,560
Net income /(loss) from continuing operations attributable to non-controlling interests	0	0	0		0
Loss from discontinued operations attributable to non-controlling interests	(9,697)	(1,522)	(9,011)		(3,540)
Less: Net loss attributable to non-controlling interests	(9,697)	(1,522)	(9,011)		(3,540)
Net income/(loss) attributable to RISE Education Cayman Ltd	(248,487)	(38,993)	(132,433)		148,100
Net income/(loss) from continuing operations attributable to RISE Education Cayman Ltd	249,096	39,088	(17,593)		(15,195)
Net income/(loss) from discontinued operations attributable to RISE Education Cayman Ltd, net of tax	¥ (497,583)	$ (78,081)	¥ (114,840)		¥ 163,295
Net income/(loss) per share - Basic:
Continuous operations | (per share)	¥ 2.21	$ 0.35	¥ (0.15)		¥ (0.13)
Discontinued operations | (per share)	(4.41)	(0.69)	(1.02)		1.44
Total net income/(loss) per share - Basic | (per share)	(2.20)	(0.34)	(1.17)		1.31
Net income/(loss) per share - Diluted:
Continuous operations | (per share)	2.21	0.35	(0.15)		(0.13)
Discontinued operations | (per share)	(4.41)	(0.69)	(1.02)		1.42
Total net income/(loss) per share - Diluted | (per share)	(2.20)	(0.34)	(1.17)		1.29
Net income/(loss) per ADS*- Basic:
Continuing operations | (per share)	4.42	0.70	(0.31)	[1]	(0.26)	[1]
Discontinued operations | (per share)	(8.82)	(1.38)	(2.04)	[1]	2.88	[1]
Total net income/(loss) per ADS - Basic | (per share)	(4.40)	(0.68)	(2.35)	[1]	2.62	[1]
Net income/(loss) per ADS* - Diluted:
Continuing operations | (per share)	4.42	0.70	(0.31)	[1]	(0.25)	[1]
Discontinued operations | (per share)	(8.82)	(1.38)	(2.04)	[1]	2.84	[1]
Total net income/(loss) per ADS - Diluted | (per share)	¥ (4.40)	$ (0.68)	¥ (2.35)	[1]	¥ 2.59	[1]
Shares used in net income/(loss) per share computation
Basic	112,868,532	112,868,532	112,813,031		113,187,721
Diluted	112,868,532	112,868,532	112,813,031		114,464,108

[1]	ADS represents 2 ordinary shares